Payden Corporate Bond Fund

Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (5%
)
1,000,000 American Credit Acceptance Receivables Trust
2024-4 144A, 7.19%, 4/12/32 (a) $ 1,023
2,000,000 American Credit Acceptance Receivables Trust
2026-3 144A, 5.49%, 3/08/33 (a) 2,001
1,000,000 Ares Loan Funding V Ltd. 2024-ALF5A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.900%), 5.53%, 7/25/37 (a)(b) 1,003
982,867 COOPR Residential Mortgage Trust 2025-CES4
144A, 5.04%, 11/25/60 (a) 973
1,213,020 COOPR Residential Mortgage Trust 2026-CES1
144A, 4.87%, 2/25/61 (a) 1,195
1,439,125 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (a) 1,397
1,500,000 Lmdv Issuer Co. LLC 2026-1A 144A, 5.38%,
7/17/56 (a) 1,491
2,000,000 MetroNet Infrastructure Issuer LLC 2026-1A
144A, 5.27%, 4/20/56 (a) 1,981
1,950,000 RCKT Mortgage Trust 2026-CES7 144A,
5.41%, 7/01/56 (a) 1,954
1,000,000 Rockford Tower Europe CLO DAC 2024-1AR
144A, (3 mo. EURIBOR + 3.000%), 0.01%,
7/15/38 EUR (a)(b)(c) 1,153
2,350,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A,
4.29%, 2/15/52 (a) 2,324
1,200,000 Westlake Automobile Receivables Trust 2026-
2A 144A, 5.25%, 3/15/32 (a) 1,194
Total Asset Backed (Cost - $17,799)
17,689
Bank Loan(d) (0%
)
121,135 Lackawanna Energy Center LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 6.41%, 8/05/32
(Cost - $121) 121
Corporate Bond (81%
)
Automotive  (2%)
1,800,000 Ford Motor Credit Co. LLC , 2.90%, 2/16/28  1,743
2,000,000 Ford Motor Credit Co. LLC , 6.05%, 3/05/31  2,017
1,200,000 General Motors Financial Co. Inc. , 6.15%,
7/15/35  1,228
1,050,000 Hyundai Capital America 144A, 5.25%,
6/21/33 (a) 1,033
3,275,000 Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (a) 3,222
9,243
Banking  (16%)
1,585,000 Bank of America Corp. N, (U.S. Secured
Overnight Financing Rate + 1.220%), 2.65%,
3/11/32 (b) 1,424
1,010,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.130%), 5.05%, 2/06/37 (b) 973
1,875,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.650%), 5.47%, 1/23/35 (b) 1,883
1,950,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.572%), 5.49%, 4/23/37 (b) 1,900
850,000 Bank of Montreal J, (U.S. Secured Overnight
Financing Rate + 0.970%), 4.44%, 1/14/32 (b) 828
775,000 Bank of New York Mellon Corp. , (U.S. Secured
Overnight Financing Rate + 0.895%), 4.54%,
4/23/32 (b) 760
1,025,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 1.506%), 5.21%, 2/24/37 (b) 976
Principal
or Shares Security Description
Value
(000)
1,185,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 1.830%), 5.86%, 8/11/46 (b) $ 1,133
1,025,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(b) 1,043
1,150,000 Fifth Third Bancorp , (U.S. Secured Overnight
Financing Rate + 1.240%), 5.14%, 1/29/37 (b) 1,105
470,000 Fifth Third Bancorp , (U.S. Secured Overnight
Financing Rate + 1.840%), 5.63%, 1/29/32 (b) 478
1,300,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.248%), 2.38%,
7/21/32 (b) 1,136
1,175,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.330%), 4.94%,
10/21/36 (b) 1,112
1,000,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.450%), 5.66%,
7/21/37 (b) 996
1,850,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.696%), 5.73%,
1/28/56 (b) 1,718
775,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.552%), 5.85%,
4/25/35 (b) 789
1,000,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.820%), 6.22%,
7/21/57 (b) 991
1,225,000 Goldman Sachs Group Inc. AA, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.175%), 6.50% (b)(e) 1,216
1,275,000 Huntington Bancshares Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.350%), 5.61%, 1/28/41 (b) 1,223
915,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 2.460%), 3.11%,
4/22/41 (b) 687
910,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.440%), 3.11%, 4/22/51 (b) 576
1,370,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.040%), 4.60%, 10/22/30 (b) 1,356
1,000,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.080%), 4.91%, 7/25/33 (b) 987
950,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.315%), 5.50%, 1/24/36 (b) 952
950,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.635%), 5.58%, 7/23/36 (b) 941
1,210,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.490%), 5.77%, 4/22/35 (b) 1,237
1,875,000 JPMorgan Chase & Co. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.250%), 5.80%, 7/23/41 (b) 1,857
1,025,000 Keybank National Association , 5.00%, 1/26/33  999
870,000 M&T Bank Corp. , (U.S. Secured Overnight
Financing Rate + 1.400%), 5.18%, 7/08/31 (b) 871
1,350,000 M&T Bank Corp. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.380%),
5.30%, 4/18/36 (b) 1,326
1,025,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 1.93%, 4/28/32 (b) 884
1,800,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 1.074%), 4.36%, 10/22/31 (b) 1,744
1,300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.184%), 5.07%, 1/30/37 (b) 1,248

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,150,000 Morgan Stanley , (Secured Overnight Financing
Rate + 1.158%), 5.17%, 7/14/32 (b) $ 1,146
810,000 Morgan Stanley , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.170%),
5.31%, 1/18/41 (b) 768
1,325,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.555%), 5.32%, 7/19/35 (b) 1,307
1,425,000 Morgan Stanley , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.430%),
5.95%, 1/19/38 (b) 1,445
1,175,000 National Australia Bank Ltd. 144A, 2.99%,
5/21/31 (a) 1,061
970,000 Old National Bank/Evansville IN , 5.88%,
9/29/26  970
1,430,000 PNC Financial Services Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.259%), 4.81%,
10/21/32 (b) 1,408
1,150,000 PNC Financial Services Group Inc. , (Secured
Overnight Financing Rate + 2.140%), 6.04%,
10/28/33 (b) 1,193
1,225,000 Societe Generale SA 144A, (U.S. Secured
Overnight Financing Rate + 1.512%), 5.40%,
8/08/34 (a)(b) 1,198
800,000 Sumitomo Mitsui Financial Group Inc. , (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 1.300%), 5.33%, 3/03/41 (b) 764
875,000 Sumitomo Mitsui Trust Group Inc. 144A, (U.S.
Secured Overnight Financing Rate + 1.650%),
5.42%, 9/11/36 (a)(b) 845
1,475,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.721%), 6.35%, 10/31/85 (b) 1,476
1,025,000 Truist Financial Corp. , (U.S. Secured Overnight
Financing Rate + 1.571%), 5.15%, 8/05/32 (b) 1,023
1,000,000 U.S. Bancorp , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.250%),
5.72%, 5/20/41 (b) 977
1,310,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 0.840%), 4.15%, 12/23/29 (a)
(b) 1,289
650,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 1.060%), 4.40%, 9/23/31 (a)
(b) 631
1,635,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 1.340%), 5.20%, 8/10/37 (a)
(b) 1,576
1,200,000 UBS Group AG 144A, (5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.090%), 6.88% (a)(b)(e) 1,191
1,000,000 Wachovia Corp. , 5.50%, 8/01/35  991
860,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.100%), 4.96%, 1/23/37 (b) 821
1,250,000 Wells Fargo & Co. , 5.61%, 1/15/44  1,166
1,225,000 Zions Bancorp N.A. , (U.S. Secured Overnight
Financing Rate + 1.080%), 5.24%, 10/01/29 (b) 1,226
61,821
Basic Industry  (5%)
850,000 ADI Escrow Issuer LLC 144A, 7.13%,
7/15/34 (a) 869
1,075,000 Anglo American Capital PLC 144A, 5.75%,
4/05/34 (a) 1,090
635,000 ArcelorMittal SA , 6.00%, 6/17/34 (f) 654
1,100,000 Boeing Co. , 6.86%, 5/01/54  1,179
Principal
or Shares Security Description
Value
(000)
960,000 Burlington Northern Santa Fe LLC , 5.80%,
3/15/56  $ 930
1,000,000 CIMIC Finance USA Pty Ltd. 144A, 7.00%,
3/25/34 (a) 1,052
800,000 Glencore Funding LLC 144A, 5.89%, 4/04/54 (a) 756
1,200,000 Honeywell Aerospace Inc. 144A, 4.60%,
3/16/33 (a) 1,160
1,540,000 Jabil Inc. , 4.75%, 2/01/33  1,479
1,100,000 Lockheed Martin Corp. , 5.20%, 2/15/64  960
785,000 Nature Conservancy A, 3.96%, 3/01/52  594
1,470,000 Norfolk Southern Corp. , 5.35%, 8/01/54  1,323
1,285,000 Northrop Grumman Corp. , 4.65%, 7/15/30  1,276
825,000 Regal Rexnord Corp. , 6.05%, 4/15/28  841
1,725,000 RTX Corp. , 4.63%, 11/16/48  1,429
950,000 SNF Group SACA 144A, 5.63%, 3/31/31 (a) 955
1,475,000 Standard Building Solutions Inc. 144A, 6.25%,
8/01/33 (a) 1,461
1,050,000 United States Steel Corp. 144A, 5.70%,
8/01/36 (a) 1,029
19,037
Consumer Goods  (1%)
855,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 5.50%,
3/31/31 (a) 823
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00%,
11/15/39  903
1,320,000 Coca-Cola Co. , 2.60%, 6/01/50  775
329,000 Coty Inc./HFC Prestige Products Inc./HFC
Prestige International U.S. LLC 144A, 6.63%,
7/15/30 (a) 331
1,050,000 J M Smucker Co. , 6.50%, 11/15/43  1,092
435,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 7.13%,
4/30/33 (a) 443
1,025,000 Under Armour Inc. 144A, 7.25%, 7/15/30 (a) 1,047
5,414
Energy  (7%)
1,760,000 American Electric Power Co. Inc. C, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.128%), 5.80%, 3/15/56 (b) 1,729
1,100,000 AmeriGas Partners LP/AmeriGas Finance Corp.
144A, 6.88%, 6/01/31 (a) 1,118
950,000 Archrock Services LP/Archrock Partners Finance
Corp. 144A, 6.00%, 2/01/34 (a) 930
875,000 Beusa Investments LLC 144A, 7.00%,
8/01/31 (a) 856
650,000 California Resources Corp. 144A, 7.25%,
1/15/35 (a) 643
1,175,000 Caturus Energy LLC 144A, 7.13%, 5/15/31 (a) 1,166
775,000 Cheniere Energy Inc. 144A, 5.20%, 7/30/36 (a) 750
1,525,000 Columbia Pipelines Holding Co. LLC 144A,
5.00%, 11/17/32 (a) 1,489
1,210,000 CVR Energy Inc. 144A, 7.50%, 2/15/31 (a) 1,226
1,300,000 Energy Transfer LP , 5.20%, 4/01/30  1,309
1,100,000 Energy Transfer LP , 6.30%, 1/15/31  1,077
925,000 Energy Transfer LP , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.336%), 6.55%, 1/15/57 (b) 914
1,475,000 EOG Resources Inc. , 5.00%, 7/15/32  1,471
1,435,000 GLP Capital LP/GLP Financing II Inc. , 5.25%,
2/15/33  1,386

Principal
or Shares Security Description
Value
(000)
1,535,000 Infinity Natural Resources LLC 144A, 7.63%,
4/01/31 (a) $ 1,532
750,000 Kinder Morgan Energy Partners LP , 6.55%,
9/15/40  790
775,000 Kodiak Gas Services LLC 144A, 5.88%,
4/01/31 (a) 767
900,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.63%,
8/15/34 (a) 901
770,000 MPLX LP , 5.30%, 4/01/36  746
905,000 MPLX LP , 6.10%, 4/01/56  861
575,000 NRG Energy Inc. 144A, 6.00%, 1/15/36 (a) 563
1,550,000 Patterson-UTI Energy Inc. , 6.05%, 5/15/36  1,524
1,000,000 Venture Global LNG Inc. 144A, 6.38%,
12/15/34 (a) 974
480,000 Williams Cos. Inc. , 8.75%, 3/15/32  562
25,284
Financial  (10%)
1,400,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (b) 1,450
850,000 Apollo Debt Solutions BDC 144A, 5.70%,
1/23/31 (a) 828
985,000 Apollo Global Management Inc. , 5.80%,
5/21/54 (f) 904
2,125,000 Atlas Warehouse Lending Co. LP 144A, 4.63%,
11/15/28 (a) 2,096
930,000 Aviation Capital Group LLC 144A, 4.88%,
1/28/33 (a) 893
1,250,000 Blackstone Private Credit Fund , 2.63%,
12/15/26  1,239
1,675,000 Blackstone Secured Lending Fund , 5.30%,
6/30/30  1,624
931,000 Blue Owl Capital Corp. , 2.63%, 1/15/27  921
1,275,000 Blue Owl Credit Income Corp. , 7.75%, 9/16/27  1,300
1,200,000 Blue Owl Credit Income Corp. , 7.95%, 6/13/28  1,237
1,350,000 Blue Owl Finance LLC , 6.25%, 4/18/34  1,308
1,075,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.150%), 4.72%,
1/30/32 (b) 1,051
945,000 Charles Schwab Corp. L, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 6.10% (b)(e) 933
1,000,000 Citadel Finance LLC 144A, 5.90%, 2/10/30 (a) 1,004
1,430,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.351%), 3.06%, 1/25/33 (b) 1,283
1,400,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.447%), 5.45%, 6/11/35 (b) 1,398
900,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.746%), 5.61%, 3/04/56 (b) 843
1,150,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.830%), 6.02%, 1/24/36 (b) 1,165
900,000 Citigroup Inc. , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001%),
6.63% (b)(e) 905
875,000 Enact Holdings Inc. , 6.25%, 5/28/29  898
750,000 First Eagle Holdings Inc. 144A, 7.25%,
8/15/32 (a) 760
425,000 Fortress Intermediate 3 Inc. 144A, 7.50%,
6/01/31 (a) 433
800,000 Franklin BSP Capital Corp. , 7.20%, 6/15/29  817
1,375,000 Goldman Sachs Private Credit Corp. , 5.38%,
1/31/29  1,362
Principal
or Shares Security Description
Value
(000)
825,000 HA Sustainable Infrastructure Capital Inc. 144A,
5.95%, 7/15/33 (a) $ 816
945,000 HPS Corporate Lending Fund , 5.30%, 6/05/27  945
925,000 HPS Corporate Lending Fund , 5.45%, 1/14/28  922
1,000,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 0.940%), 4.71%, 5/12/30 (b) 992
1,040,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.960%), 5.74%, 9/10/36 (b) 1,028
1,155,000 Low Income Investment Fund 2019, 3.71%,
7/01/29  1,108
1,150,000 Main Street Capital Corp. , 6.50%, 6/04/27  1,162
550,000 Nuveen LLC 144A, 5.85%, 4/15/34 (a) 558
570,000 Stellantis Financial Services U.S. Corp. 144A,
4.95%, 9/15/28 (a) 566
1,025,000 Synchrony Financial , (U.S. Secured Overnight
Financing Rate + 2.070%), 6.00%, 7/29/36 (b) 1,011
2,050,000 Vistra Operations Co. LLC 144A, 5.25%,
10/15/35 (a) 1,955
37,715
Healthcare  (5%)
1,220,000 Abbott Laboratories , 5.50%, 3/15/56  1,138
1,300,000 AbbVie Inc. , 4.40%, 3/15/33  1,253
1,350,000 AbbVie Inc. , 4.85%, 6/15/44  1,195
1,620,000 Amgen Inc. , 3.15%, 2/21/40  1,226
1,000,000 Amgen Inc. , 5.60%, 3/02/43  959
1,625,000 Bristol-Myers Squibb Co. , 4.25%, 10/26/49  1,260
1,850,000 CVS Health Corp. , 5.30%, 12/05/43  1,659
1,250,000 Elevance Health Inc. , 5.70%, 9/15/55 (f) 1,159
950,000 Eli Lilly & Co. , 4.88%, 2/27/53  816
750,000 Humana Inc. , 5.50%, 3/15/53  647
1,350,000 Icon Investments Six DAC , 6.00%, 5/08/34  1,366
550,000 Jazz Securities DAC 144A, 4.38%, 1/15/29 (a) 539
1,300,000 Merck & Co. Inc. , 2.35%, 6/24/40  899
1,010,000 Merck & Co. Inc. , 5.55%, 12/04/55  943
1,855,000 Pfizer Inc. , 4.88%, 11/15/35  1,798
950,000 Roche Holdings Inc. 144A, 5.22%, 3/08/54 (a) 865
1,150,000 Takeda Pharmaceutical Co. Ltd. , 5.65%, 7/05/44  1,103
1,820,000 Viatris Inc. , 4.00%, 6/22/50  1,209
20,034
Insurance  (5%)
735,000 Arthur J Gallagher & Co. , 5.55%, 2/15/55  662
1,175,000 Athene Holding Ltd. , 6.25%, 4/01/54  1,050
515,000 Augustar Life Insurance Co. 144A, 6.88%,
6/15/42 (a)(f) 475
600,000 Beacon Funding Trust 144A, 6.27%, 8/15/54 (a) 584
1,020,000 F&G Annuities & Life Inc. , 6.50%, 6/04/29  1,041
1,150,000 Fairfax Financial Holdings Ltd. , 6.35%, 3/22/54  1,115
1,400,000 First American Financial Corp. , 2.40%, 8/15/31  1,211
450,000 Global Atlantic Fin Co. 144A, 6.75%,
3/15/54 (a) 416
825,000 Lincoln National Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.400%), 6.80%, 7/15/56 (b) 816
950,000 Mercury General Corp. , 6.25%, 6/15/36  946
725,000 Nationwide Financial Services Inc. 144A, 5.30%,
11/18/44 (a) 640
1,731,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 2,193
500,000 New York Life Insurance Co. 144A, 6.75%,
11/15/39 (a) 542
1,510,000 Northwestern Mutual Life Insurance Co. 144A,
6.17%, 5/29/55 (a) 1,487

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) $ 582
675,000 Prudential Financial Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.404%), 6.50%, 3/15/54 (b) 691
1,050,000 Symetra Life Insurance Co. 144A, 6.55%,
10/01/55 (a) 1,035
2,000,000 Teachers Insurance & Annuity Association of
America 144A, 6.85%, 12/16/39 (a) 2,163
1,310,000 Unum Group , 6.00%, 6/15/54  1,227
2,170,000 Western-Southern Global Funding 144A,
4.70%, 12/10/32 (a) 2,097
20,973
Leisure  (1%)
1,100,000 Choice Hotels International Inc. , 5.85%, 8/01/34  1,099
835,000 Flutter Treasury DAC 144A, 6.38%, 4/29/29 (a) 846
1,945
Media  (1%)
900,000 Comcast Corp. , 5.35%, 5/15/53  733
1,365,000 Paramount Global , 5.85%, 9/01/43  968
750,000 Space Exploration Technologies Corp. 144A,
5.35%, 7/15/31 (a) 730
1,025,000 Space Exploration Technologies Corp. 144A,
5.65%, 7/15/33 (a) 983
3,414
Real Estate  (3%)
950,000 Brixmor Operating Partnership LP , 5.20%,
4/01/32  945
1,050,000 DOC DR LLC , 2.63%, 11/01/31  929
1,075,000 Equinix Europe 2 Financing Corp. LLC , 4.70%,
3/15/33  1,025
875,000 Essential Properties LP , 5.38%, 7/15/36  848
760,000 Extra Space Storage LP , 5.40%, 2/01/34  755
1,025,000 First Industrial LP , 5.25%, 1/15/31  1,026
1,025,000 Mattamy Group Corp. 144A, 6.00%,
12/15/33 (a) 978
1,875,000 Rexford Industrial Realty LP , 2.13%, 12/01/30  1,655
875,000 Simon Property Group LP , 6.65%, 1/15/54  937
1,110,000 Starwood Property Trust Inc. 144A, 6.50%,
7/01/30 (a) 1,129
770,000 WEA Finance LLC 144A, 4.13%, 9/20/28 (a) 758
10,985
Retail  (1%)
335,000 Bath & Body Works Inc. , 6.88%, 11/01/35  339
1,325,000 Lowe's Cos. Inc. , 5.13%, 4/15/50  1,132
1,075,000 Murphy Oil USA Inc. 144A, 5.88%, 6/01/34 (a) 1,066
1,400,000 Walmart Inc. , 4.50%, 9/09/52  1,157
3,694
Service  (1%)
725,000 Equifax Inc. , 5.65%, 8/15/33  728
1,275,000 ERAC USA Finance LLC 144A, 4.70%,
4/30/31 (a) 1,259
1,150,000 Ford Foundation 2020, 2.82%, 6/01/70  611
1,540,000 Georgetown University B, 4.32%, 4/01/49  1,234
1,150,000 Mobility Global Inc. 144A, 5.45%, 6/15/31 (a) 1,150
1,180,000 President and Fellows of Harvard College ,
2.52%, 10/15/50  690
5,672
Technology  (7%)
1,305,000 Apple Inc. , 2.65%, 5/11/50  758
Principal
or Shares Security Description
Value
(000)
1,200,000 Apple Inc. , 3.95%, 8/08/52  $ 881
920,000 Broadcom Inc. , 4.90%, 7/15/32  900
1,100,000 Broadcom Inc. , 5.70%, 1/15/56 (f) 983
925,000 Broadridge Financial Solutions Inc. , 5.75%,
5/15/36  912
750,000 CDW LLC/CDW Finance Corp. , 5.55%, 8/22/34  728
1,175,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (a) 1,062
1,375,000 Fidelity National Information Services Inc. ,
4.45%, 3/10/28  1,368
1,455,000 Fiserv Inc. , 5.38%, 8/21/28  1,469
1,675,000 Foundry JV Holdco LLC 144A, 6.25%,
1/25/35 (a) 1,723
1,675,000 Hewlett Packard Enterprise Co. , 5.60%,
10/15/54  1,459
1,300,000 Intel Corp. , 4.10%, 5/19/46  948
760,000 Kentucky Utilities Co. , 5.85%, 8/15/55  728
1,025,000 Marvell Technology Inc. , 4.75%, 7/15/30  1,012
1,155,000 NetApp Inc. , 5.50%, 3/17/32  1,166
600,000 NVIDIA Corp. , 4.75%, 6/15/33  582
900,000 NVIDIA Corp. , 4.95%, 6/15/36  862
1,775,000 NVIDIA Corp. , 5.55%, 6/15/46  1,639
1,660,000 Oracle Corp. , 4.80%, 9/26/32  1,528
505,000 Oracle Corp. , 5.70%, 2/04/36  468
1,000,000 Oracle Corp. , 6.50%, 4/15/38 (f) 955
785,000 Oracle Corp. , 6.70%, 2/04/56  693
1,095,000 Salesforce Inc. , 4.50%, 3/15/28  1,093
1,090,000 Salesforce Inc. , 4.65%, 3/15/29  1,085
745,000 Salesforce Inc. , 6.40%, 3/15/46  718
780,000 Salesforce Inc. , 6.55%, 3/15/56  746
1,175,000 Synopsys Inc. , 5.70%, 4/01/55  1,079
27,545
Telecommunication  (8%)
1,575,000 Alphabet Inc. , 2.05%, 8/15/50  781
2,060,000 Alphabet Inc. , 5.65%, 2/15/56  1,904
1,750,000 Amazon.com Inc. , 3.10%, 5/12/51  1,057
955,000 Amazon.com Inc. , 4.00%, 3/13/29  940
1,385,000 Amazon.com Inc. , 5.80%, 3/13/56  1,274
2,550,000 Ares Capital Corp. , 5.95%, 7/15/29  2,571
1,859,000 AT&T Inc. , 3.50%, 9/15/53  1,124
2,800,000 AT&T Inc. , 3.65%, 9/15/59  1,661
1,425,000 AT&T Inc. , 4.90%, 11/01/35  1,343
1,000,000 Beacon Point DC LLC 144A, 6.13%,
11/30/42 (a) 960
1,500,000 Deutsche Telekom International Finance BV ,
8.25%, 6/15/30  1,670
1,110,000 Go Daddy Operating Co LLC/GD Finance Co.
Inc. 144A, 3.50%, 3/01/29 (a) 1,039
1,115,000 Juniper Networks Inc. , 2.00%, 12/10/30  975
760,000 Louisville Gas and Electric Co. , 5.85%, 8/15/55  728
1,370,000 Meta Platforms Inc. , 6.30%, 5/15/56  1,259
1,475,000 Orange SA , 9.00%, 3/01/31  1,701
1,375,000 SoftBank Corp. 144A, 5.33%, 7/09/35 (a)(f) 1,329
650,000 Sopaipilla Investor LLC 144A, 7.53%,
11/30/48 (a) 674
1,450,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 1,411
905,000 TD SYNNEX Corp. , 5.30%, 10/10/35  866
1,300,000 T-Mobile USA Inc. , 5.70%, 1/15/56  1,148
2,070,000 Verizon Communications Inc. , 5.88%, 11/30/55  1,892
550,000 Verizon Communications Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.813%), 6.05%, 5/14/58 (b) 541
550,000 Verizon Communications Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.042%), 6.20%, 5/14/56 (b) 539

Principal
or Shares Security Description
Value
(000)
825,000 Vodafone Group PLC , 5.75%, 6/28/54  $ 745
30,132
Transportation  (1%)
1,325,000 American Airlines Inc./AAdvantage Loyalty IP
Ltd. 144A, 5.75%, 4/20/29 (a) 1,319
1,001,520 American Airlines Pass-Through Trust 2019-1,
A, 3.50%, 2/15/32  917
731,250 Delta Air Lines Inc./SkyMiles IP Ltd. 144A,
4.75%, 10/20/28 (a) 730
2,966
Utility  (7%)
1,100,000 AES Corp. , 5.75%, 7/15/33  1,090
1,050,000 Basin Electric Power Cooperative 144A, 4.75%,
4/26/47 (a) 866
800,000 Boston Gas Co. 144A, 6.12%, 7/20/53 (a) 772
1,265,000 Brooklyn Union Gas Co. 144A, 6.42%,
7/18/54 (a) 1,249
1,200,000 Cleco Power LLC 144A, 5.30%, 1/15/36 (a) 1,174
750,000 Commonwealth Edison Co. , 5.85%, 6/01/56  720
1,115,000 Consolidated Edison Co. of New York Inc. ,
5.50%, 3/15/55  1,010
1,050,000 Dominion Energy South Carolina Inc. , 6.25%,
10/15/53  1,074
2,250,000 Duke Energy Florida LLC , 5.95%, 11/15/52  2,188
1,000,000 ENEL Finance International NV 144A, 5.13%,
6/26/29 (a) 1,007
925,000 Engie SA 144A, 5.88%, 4/10/54 (a) 890
800,000 Entergy Arkansas LLC , 5.75%, 1/15/56  754
825,000 Eversource Energy B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.325%), 6.35%, 8/15/56 (b) 822
625,000 Interstate Power and Light Co. , 5.45%, 9/30/54  561
660,000 KeySpan Gas East Corp. 144A, 5.82%,
4/01/41 (a) 637
555,000 Kilroy Realty LP , 5.88%, 10/15/35  539
1,475,000 Liberty Utilities Co. 144A, 5.65%, 5/15/36 (a) 1,433
610,000 Nevada Power Co. , 6.00%, 3/15/54  590
1,000,000 NiSource Inc. , 5.65%, 2/01/45  944
900,000 Northern States Power Co. , 5.10%, 5/15/53  781
1,000,000 Public Service Electric and Gas Co. R, 5.63%,
1/01/56  941
1,010,000 Repsol E&P Capital Markets U.S. LLC 144A,
5.20%, 9/16/30 (a) 1,010
1,450,000 RWE Finance U.S. LLC 144A, 5.88%,
4/16/34 (a) 1,468
850,000 Snam SpA 144A, 5.75%, 5/28/35 (a) 859
1,400,000 Southern Co. , 4.40%, 7/01/46  1,121
585,000 Tucson Electric Power Co. , 5.50%, 4/15/53  536
1,275,000 Union Electric Co. , 5.13%, 3/15/55  1,112
26,148
Total Corporate Bond (Cost - $330,430)
312,022
Foreign Government (1%
)
25,000,000 Mexican Bonos Series M, 8.50%, 11/18/38
MXN (c) 1,344
786,000 Romanian Government International Bond
144A, 5.75%, 7/04/36 (a) 742
Total Foreign Government (Cost - $2,188)
2,086
Mortgage Backed (11%
)
1,300,000 AREIT Ltd. 2025-CRE10 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.388%),
5.07%, 12/17/29 (a)(b) 1,301
Principal
or Shares Security Description
Value
(000)
1,450,000 AREIT Ltd. 2026-CRE12 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.600%),
5.25%, 2/18/44 (a)(b) $ 1,450
859,609 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.392%), 5.07%, 3/15/41 (a)(b) 862
818,982 BX Commercial Mortgage Trust 2024-MDHS
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.641%), 5.32%, 5/15/41 (a)(b) 821
1,271,338 BX Trust 2024-VLT4 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.491%),
5.17%, 6/15/41 (a)(b) 1,272
1,000,000 BX Trust 2025-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.550%),
5.23%, 12/15/42 (a)(b) 1,004
1,807,519 COLT Mortgage Loan Trust 2025-11 144A,
5.05%, 11/25/70 (a)(g) 1,790
1,500,000 COLT Mortgage Loan Trust 2026-6 144A,
5.90%, 8/25/71 (a) 1,500
1,345,000 Connecticut Avenue Securities Trust 2022-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.500%), 8.12%,
1/25/42 (a)(b) 1,368
1,836,398 Cross Mortgage Trust 2025-H6 144A, 5.18%,
7/25/70 (a)(g) 1,826
429,071 Cross Mortgage Trust 2025-H7 144A, 4.93%,
9/25/70 (a)(g) 424
1,843,019 Cross Mortgage Trust 2026-NQM3 144A,
5.13%, 3/25/71 (a)(g) 1,824
1,900,000 LoanCore Issuer LLC 2025-CRE9 144A, (1
mo. Term Secured Overnight Financing Rate +
1.450%), 5.12%, 8/18/42 (a)(b) 1,905
1,700,000 MF1 2024-FL16 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.541%), 5.21%,
11/18/39 (a)(b) 1,704
1,233,017 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM8 144A, 4.96%, 9/25/70 (a)(g) 1,219
1,718,005 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM10 144A, 5.12%, 11/25/70 (a)(g) 1,704
1,246,444 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM1 144A, 4.81%, 12/25/70 (a)(g) 1,228
900,000 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM8 144A, 5.81%, 6/25/71 (a) 898
1,700,000 NRTH Commercial Mortgage Trust 2025-PARK
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.393%), 5.07%, 10/15/40 (a)(b) 1,706
1,687,000 OBX Trust 2026-NQM10 144A, 5.70%,
6/25/66 (a) 1,684
1,655,000 PFP Ltd. 2025-12 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.489%), 5.16%,
12/18/42 (a)(b) 1,660
1,439,900 RCKT Mortgage Trust 2025-CES11 144A,
4.97%, 11/25/55 (a) 1,425
1,932,892 RCKT Mortgage Trust 2026-CES1 144A,
4.83%, 1/25/56 (a) 1,909
1,883,612 RCKT Mortgage Trust 2026-CES3 144A,
5.14%, 3/25/56 (a) 1,869
1,400,775 RCKT Mortgage Trust 2026-CES4 144A,
5.12%, 4/25/56 (a) 1,389
1,200,000 Verus Securitization Trust 2026-R6 144A,
6.02%, 6/25/68 (a) 1,202
1,843,341 Verus Securitization Trust 2025-11 144A,
4.91%, 11/25/70 (a)(g) 1,822

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,444,651 Verus Securitization Trust 2026-3 144A, 4.93%,
3/25/71 (a)(g) $ 1,431
1,000,000 Verus Securitization Trust 2026-6 144A, 5.77%,
7/27/71 (a) 998
1,600,000 VTR Commercial Mortgage Trust 2025-STEM
144A, 5.03%, 10/13/39 (a)(g) 1,566
Total Mortgage Backed (Cost - $42,987)
42,761
Municipal (0%
)
1,050,000 Michigan Finance Authority D, 5.02%, 11/01/43
(Cost - $1,050) 961
Investment Company (3%
)
7,820,878 Payden Cash Reserves Money Market Fund* 7,821
589,623 Payden Emerging Market Corporate Bond Fund,
SI Class* 5,124
Total Investment Company (Cost - $12,807)
12,945
Total Investments (Cost - $407,382) (101%)
388,585
Liabilities in excess of Other Assets (-1%)
(4,243)
Net Assets (100%) $ 384,342
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026. The stated maturity is subject to prepayments.
(e) Perpetual security with no stated maturity date.
(f) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $3,455 and the total market value of the collateral held by the Fund is $3,264. Amounts in 000s.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 1,399 MXN  24,469 HSBC Bank USA, N.A. 08/26/2026 $ (11)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 136 Sep-26 $ 14,731 $ (299) $ (299)
U.S. Treasury 10-Year Note Future 70 Sep-26 7,560 (104) (104)
U.S. Treasury 2-Year Note Future 106 Sep-26 21,795 (69) (69)
U.S. Treasury 5-Year Note Future 102 Sep-26 10,810 (88) (88)
a a
(560)
Short Contracts:
U.S. 10-Year Ultra Future 33 Sep-26 (3,620) 54 54
U.S. Ultra Bond Future 39 Sep-26 (4,278) 205 205
a a

Total Futures
$(301)